United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-Q
                 Quarterly Schedule of Portfolio Holdings of
                  Registered Management Investment Companies




                                  811-21235

                     (Investment Company Act File Number)


                   Federated Premier Municipal Income Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/05


               Date of Reporting Period: Quarter ended 8/31/05
                                         ---------------------







Item 1.     Schedule of Investments

Federated Premier Municipal Income Fund
Portfolio of Investments
August 31, 2005 (unaudited)



     Principal                                                                 Credit
       Amount                                                                  Rating (1)                 Value
                        MUNICIPAL BONDS--99.8%
                        Alabama--1.9%
 $    550,000           Courtland, AL IDB, PCR Refunding Bonds
                        (Series 2005A), 5.00% (International
                        Paper Co.), 6/1/2025                               BBB / Baa2/ NR         $      555,285
     2,000,000          Jefferson County, AL Sewer System,
                        Capital Improvement Warrants (Series
                        2002D), 5.25% (U.S. Treasury PRF 8/1/2012
                        @100), 2/1/2026                                    AAA / Aaa/ AAA               2,227,860
                        Total                                                                           2,783,145
                        Arizona--2.2%
      500,000           Arizona Tourism & Sports Authority,
                        Multipurpose Stadium Facilities Tax
                        Revenue Bonds (Series A), 5.00% (MBIA
                        Insurance Corp. INS), 7/1/2024                     NR / Aaa/ AAA                 539,805
     1,000,000          Arizona Tourism & Sports Authority,
                        Multipurpose Stadium Facility Tax Revenue
                        Bonds (Series A), 5.375% (MBIA Insurance
                        Corp. INS), 7/1/2022                               NR / Aaa/ AAA                1,117,280
      750,000           Tempe, AZ IDA, Senior Living Revenue
                        Bonds (Series A), 6.75% (Friendship
                        Village of Tempe), 12/1/2030                             NR                      787,088
      750,000           Verrado Community Facilities District No.
                        1, AZ, Revenue Bonds, 6.50%, 7/15/2027                   NR                      833,498
                        Total                                                                           3,277,671
                        Arkansas--0.8%
     1,000,000          Arkansas Development Finance Authority,
                        Hospital Revenue Bonds (Series 2000),
                        7.375% (Washington Regional Medical
                        Center)/(Original Issue Yield: 7.50%),
                        2/1/2029                                          BBB / Baa2/ BBB               1,160,720
                        California--5.3%
     1,000,000          California State Department of Water
                        Resources Power Supply Program, Power
                        Supply Revenue Bonds (Series A), 5.375%
                        (Original Issue Yield: 5.48%), 5/1/2022             BBB+ / A2/ A                1,094,460
     2,000,000          California State, Refunding UT GO Bonds,
                        5.25%, 2/1/2020                                      A / A2/ A                  2,192,200
     1,000,000          California State, UT GO Bonds, 5.25%,
                        10/1/2020                                            A / A2/ A                  1,097,870
      250,000           Golden State Tobacco Securitization
                        Corp., CA, Tobacco Settlement
                        Asset-Backed Revenue Bonds (Series
                        2003A-1), 6.75% (Original Issue Yield:
                        7.00%), 6/1/2039                                  BBB / Baa3/ BBB                288,473
      750,000           Golden State Tobacco Securitization
                        Corp., CA, Tobacco Settlement Revenue
                        Bonds (Series 2003A-2), 7.90%, 6/1/2042           BBB / Baa3/ BBB                944,625
      500,000           La Verne, CA, Revenue Certificates of
                        Participation (Series 2003B), 6.625%
                        (Brethren Hillcrest Homes)/(Original
                        Issue Yield: 6.70%), 2/15/2025                     BBB- / NR/ NR                 556,630
     1,500,000          Upland, CA Public Financing Authority,
                        Water System Improvement Lease Revenue
                        Bonds (Issue of 2003), 5.00% (AMBAC INS),
                        10/1/2027                                          AAA / Aaa/ AAA               1,595,760
                        Total                                                                           7,770,018
                        Colorado--4.0%
      725,000           Antelope Heights Metropolitan District,
                        CO, LT GO Bonds, 8.00%, 12/1/2023                        NR                      806,359
     1,000,000          Buckhorn Valley Metropolitan District No.
                        2, CO, LT GO Bonds, 7.00%, 12/1/2023                     NR                     1,014,530
      500,000           Colorado Educational & Cultural
                        Facilities Authority, Revenue Refunding
                        Bonds (Series A), 7.00% (Denver
                        Academy)/(Original Issue Yield: 7.25%),
                        11/1/2023                                           BB+ / NR/ NR                 554,830
     1,000,000          Colorado Health Facilities Authority,
                        Revenue Bonds (Series 2002A), 6.125%
                        (Covenant Retirement Communities,
                        Inc.)/(Original Issue Yield: 6.40%),
                        12/1/2033                                          BBB / NR/ BBB+               1,096,980
      250,000           Conservatory Metropolitan District, CO,
                        LT GO Bonds, 6.75%, 12/1/2034                            NR                      257,892
      500,000           Conservatory Metropolitan District, CO,
                        LT GO Bonds, 7.55%, 12/1/2032                            NR                      544,815
     1,000,000          Denver, CO Health & Hospital Authority,
                        Revenue Bonds, 6.25% (Original Issue
                        Yield: 6.28%), 12/1/2033                           BBB / Baa3/ NR               1,109,170
      500,000           Southlands, CO Metropolitan District No.
                        1, LT GO Bonds (Series 2004), 7.00%
                        (Original Issue Yield: 7.05%), 12/1/2024                 NR                      553,560
                        Total                                                                           5,938,136
                        Connecticut--2.4%
     1,250,000          Connecticut State Development Authority,
                        First Mortgage Gross Revenue Health Care
                        Project Bonds (Series 2003), 5.85% (Elim
                        Park Baptist Home, Inc.)/(Original Issue
                        Yield: 5.98%), 12/1/2033                           BBB+ / NR/ NR                1,341,512
     2,000,000          Connecticut State Transportation
                        Infrastructure Authority, Transportation
                        Infrastructure Special Tax Revenue Bonds
                        (Series 2002B), 5.00% (AMBAC INS),
                        12/1/2022                                          AAA / Aaa/ AAA               2,162,580
                        Total                                                                           3,504,092
                        District Of Columbia--2.0%
     2,500,000          District of Columbia Tobacco Settlement
                        Financing Corp., Asset Backed Revenue
                        Bonds, 6.50% (Original Issue Yield:
                        6.67%), 5/15/2033                                 BBB / Baa3/ BBB               2,947,200
                        Florida--7.2%
      600,000           Broward County, FL Educational Facilities
                        Authority, Educational Facilities Revenue
                        Bonds (Series 2004B), 5.60% (Nova
                        Southeastern University)/(Original Issue
                        Yield: 5.625%), 4/1/2029                          BBB / Baa2/ BBB+               636,102
     1,000,000     (2)   Capital Trust Agency, FL, Revenue Bonds
                        (Series 2001), 10.00% (Seminole Tribe of
                        Florida Convention and Resort Hotel
                        Facilities), 10/1/2033                                   NR                     1,102,260
      400,000      (2)   Capital Trust Agency, FL, Revenue Bonds
                        (Series 2003A), 8.95% (Seminole Tribe of
                        Florida Convention and Resort Hotel
                        Facilities), 10/1/2033                                   NR                      437,956
     1,490,000          Citrus County, FL Hospital Board, Revenue
                        Refunding Bonds, 6.375% (Citrus Memorial
                        Hospital)/(Original Issue Yield: 6.50%),
                        8/15/2032                                          NR / Baa3/ BBB               1,649,340
     1,305,000          Harbor Bay, FL Community Development
                        District, Special Assessment Revenue
                        Bonds, 6.75%, 5/1/2034                                   NR                     1,435,461
     2,000,000          Jacksonville, FL Sales Tax, Revenue Bonds
                        (Series 2003), 5.00% (MBIA Insurance
                        Corp. INS), 10/1/2024                              AAA / Aaa/ AAA               2,161,580
      400,000           Midtown Miami, FL Community Development
                        District, Special Assessment Bonds
                        (Series 2004A), 6.00%, 5/1/2024                          NR                      420,784
      400,000           Orlando, FL Urban Community Development
                        District, Capital Improvement Revenue
                        Bonds, 6.25%, 5/1/2034                                   NR                      427,952
     1,000,000          South Lake County, FL Hospital District,
                        Revenue Bonds, 6.625% (South Lake
                        Hospital, Inc.), 10/1/2023                        NR / Baa3/ BBB-               1,119,960
     1,075,000          Verandah West, FL Community Development
                        District, Capital Improvement Revenue
                        Bonds (Series 2003A), 6.625% (Original
                        Issue Yield: 6.75%), 5/1/2033                            NR                     1,144,800
                        Total                                                                          10,536,195
                        Hawaii--1.1%
     1,400,000          Hawaii State Department of Budget &
                        Finance, Special Purpose Revenue Bonds
                        (Series A), 8.00% (Kahala Nui)/(Original
                        Issue Yield: 8.175%), 11/15/2033                         NR                     1,624,168
                        Illinois--4.0%
     1,000,000          Antioch Village, IL Special Service Area
                        No. 1, Special Tax Revenue Bonds, 6.625%
                        (Deercrest Project), 3/1/2033                            NR                     1,058,490
     2,500,000          Chicago, IL Sales Tax, Revenue Bonds,
                        5.25% (FGIC INS)/(Original Issue Yield:
                        5.385%), 1/1/2028                                  AAA / Aaa/ AAA               2,664,325
     1,000,000          Chicago, IL Special Assessment,
                        Improvement Revenue Bonds, 6.75%
                        (Lakeshore East Project)/(Original Issue
                        Yield: 6.769%), 12/1/2032                                NR                     1,098,850
     1,000,000          Illinois Educational Facilities
                        Authority, Revenue Refunding Bonds
                        (Series A), 5.70% (Augustana
                        College)/(Original Issue Yield: 5.90%),
                        10/1/2032                                          NR / Baa1/ NR                1,052,910
                        Total                                                                           5,874,575
                        Kansas--2.2%
     3,000,000          Wichita, KS Water & Sewer Utility,
                        Revenue Bonds (Series 2003), 5.00% (FGIC
                        INS), 10/1/2021                                    AAA / Aaa/ AAA               3,260,850
                        Kentucky--1.1%
     1,500,000          Kentucky Economic Development Finance
                        Authority, Revenue Bonds (Series 2000A),
                        6.625% (Norton Healthcare,
                        Inc.)/(Original Issue Yield: 6.97%),
                        10/1/2028                                           NR/ NR/ BBB+                1,660,695
                        Massachusetts--2.7%
      700,000           Commonwealth of Massachusetts, General
                        Obligation Ltd, 5.25% (U.S. Treasury PRF
                        1/1/2013 @100), 1/1/2022                           AAA / Aaa/ AAA                776,923
     1,000,000          Massachusetts HEFA, Revenue Bonds (Series
                        2003E), 6.75% (Jordan Hospital
                        )/(Original Issue Yield: 7.00%), 10/1/2033         BBB- / NR/ NR                1,111,280
     2,000,000          Massachusetts State Development Finance
                        Agency, Revenue Bonds, 5.75%
                        (Massachusetts College of Pharmacy &
                        Allied Health Sciences), 7/1/2033                  BBB / Baa1/ NR               2,142,780
                        Total                                                                           4,030,983
                        Michigan--4.7%
     2,000,000          Cornell Township MI, Economic Development
                        Corp., Refunding Revenue Bonds, 5.875%
                        (MeadWestvaco Corp.)/(U.S. Treasury PRF
                        5/1/2012 @100), 5/1/2018                           AAA / Baa2/ NR               2,291,920
     1,000,000          Detroit, MI Sewage Disposal System,
                        Refunding Senior Lien Revenue Bonds
                        (Series 2003A), 5.00% (FSA INS), 7/1/2024          AAA / Aaa/ AAA               1,079,610
     2,375,000          Melvindale-Northern Allen Park, MI School
                        District, Building & Site LT GO Bonds,
                        5.00% (FSA INS), 5/1/2023                          AAA / Aaa/ AAA               2,560,868
      900,000           West Bloomfield, MI School District,
                        School Building & Site UT GO Bonds,
                        5.125% (U.S. Treasury PRF 5/1/2011
                        @100)/(Original Issue Yield: 5.35%),
                        5/1/2021                                          AAA / Aaa / AAA                985,095
                        Total                                                                           6,917,493
                        Minnesota--0.6%
      900,000           St. Paul, MN Port Authority, Hotel
                        Facility Revenue Bonds (Series 2), 7.375%
                        (Radisson Kellogg Project)/(Original
                        Issue Yield: 7.50%), 8/1/2029                            NR                      948,690
                        Mississippi--1.7%
     2,000,000          Lowndes County, MS Solid Waste Disposal,
                        Refunding PCR Bonds (Series 1992B), 6.70%
                        (Weyerhaeuser Co.), 4/1/2022                       BBB / Baa2/ NR               2,466,780
                        Missouri--0.4%
      500,000           Missouri Development Finance Board,
                        Infrastructure Facilities Revenue Bonds
                        (Series 2003A), 5.50% (Branson,
                        MO)/(Original Issue Yield: 5.56%),
                        12/1/2032                                         BBB+ / Baa1/ NR                527,280
                        Nevada--2.4%
      650,000      (2)  Director of the State of Nevada
                        Department of Business and Industry,
                        Revenue Bonds (Series 2004A), 7.00% (Las
                        Ventanas Retirement Community)/(Original
                        Issue Yield: 7.125%), 11/15/2034                         NR                      680,407
      645,000           North Las Vegas, NV Special Improvement
                        District No. 60, Local Improvement
                        Special Assessment Bonds (Series 2002),
                        6.40% (Aliante), 12/1/2022                               NR                      667,491
     2,000,000          Truckee Meadows, NV Water Authority,
                        Water Revenue Bonds (Series 2001A), 5.00%
                        (FSA INS)/(Original Issue Yield: 5.36%),
                        7/1/2025                                           AAA / Aaa/ AAA               2,124,420
                        Total                                                                           3,472,318
                        New Hampshire--2.3%
     3,000,000          Manchester, NH School Facilities, Revenue
                        Bonds, 5.50% (U.S. Treasury PRF 6/1/2013
                        @100), 6/1/2028                                    AAA / Aaa/ AAA               3,392,730
                        New Jersey--1.8%
      500,000           New Jersey EDA, Revenue Bonds, Series
                        2004, 5.75% (NJ Dedicated Cigarette
                        Excise Tax)/(Original Issue Yield:
                        5.89%), 6/15/2029                                 BBB / Baa2/ BBB                540,585
      300,000           New Jersey EDA, Revenue Refunding Bonds
                        (Series A), 5.80% (Winchester Gardens at
                        Ward Homestead)/(Original Issue Yield:
                        5.82%), 11/1/2031                                   NR/ NR/ BBB-                 318,153
      600,000           New Jersey Health Care Facilities
                        Financing Authority, Revenue Bonds, 6.50%
                        (Pascack Valley Hospital
                        Association)/(Original Issue Yield:
                        6.72%), 7/1/2023                                    B+ / NR/ BB                  623,406
     1,000,000          New Jersey State Educational Facilities
                        Authority, Revenue Bonds, Project C,
                        6.50% (Georgian Court College), 7/1/2033          BBB+ / Baa1/ NR               1,140,290
                        Total                                                                           2,622,434
                        New Mexico--0.6%
      750,000      (2)  Jicarilla, NM Apache Nation, Revenue
                        Bonds, 5.50%, 9/1/2023                              NR/ NR/ AAA                  811,215
                        New York--5.4%
      750,000           Dutchess County, NY IDA, Civic Facility
                        Revenue Bonds (Series 2004B), 7.50% (St.
                        Francis Hospital and Health Centers),
                        3/1/2029                                                 NR                      827,175
      750,000           Dutchess County, NY IDA, Revenue Bonds,
                        5.00% (Marist College)/(Original Issue
                        Yield: 5.25%), 7/1/2022                             NR / Baa1/NR                 787,358
     3,000,000          Metropolitan Transportation Authority,
                        NY, Service Contract Revenue Refunding
                        Bonds, (Series A), 5.00% (FGIC
                        INS)/(Original Issue Yield: 5.14%),
                        7/1/2022                                           AAA / Aaa/ AAA               3,231,570
      800,000      (2)  New York City, NY IDA, Liberty Revenue
                        Bonds (Series A), 6.50% (7 World Trade
                        Center LLC), 3/1/2035                                    NR                      861,240
     2,000,000          New York State Dormitory Authority,
                        Revenue Bonds (Series 2003A), 5.50%
                        (Brooklyn Law School)/(Radian Asset
                        Assurance INS), 7/1/2019                            AA / NR/ NR                 2,216,240
                        Total                                                                           7,923,583
                        North Carolina--3.5%
     1,000,000          Appalachian State University, NC, Revenue
                        Bonds, (Series 2003 A), 5.125% (FGIC
                        INS), 5/1/2021                                     NR / Aaa/ AAA                1,097,820
     1,000,000          Haywood County, NC Industrial Facilities
                        & Pollution Control Financing Authority,
                        Refunding Revenue Bonds, 6.00% (Champion
                        International Corp.), 3/1/2020                     NR / Baa2/ NR                1,032,310
     1,000,000          North Carolina Eastern Municipal Power
                        Agency, Power System Refunding Revenue
                        Bonds (Series 2003C), 5.375% (Original
                        Issue Yield: 5.57%), 1/1/2017                     BBB / Baa2/ BBB+              1,069,860
      800,000           North Carolina Medical Care Commission,
                        Health Care Housing Revenue Bonds (Series
                        2004A), 5.80% (Arc of North Carolina
                        Projects), 10/1/2034                               NR / Baa1/ NR                 833,816
     1,000,000          North Carolina Municipal Power Agency No.
                        1, Electric Revenue Bonds (Series 2003A),
                        5.25% (MBIA Insurance Corp. INS), 1/1/2019         AAA / Aaa/ AAA               1,100,730
                        Total                                                                           5,134,536
                        North Dakota--2.9%
     2,000,000          Fargo, ND, Health System Revenue Bonds
                        (Series 2000A), 5.60% (Meritcare
                        Obligated Group)/(FSA INS)/(Original
                        Issue Yield: 5.70%), 6/1/2021                      AAA / Aaa/ AAA               2,190,900
     2,000,000          Ward County, ND Health Care Facility,
                        Revenue Bonds (Series A), 6.25% (Trinity
                        Obligated Group, ND)/(Original Issue
                        Yield: 6.375%), 7/1/2026                           BBB+ / NR/ NR                2,102,180
                        Total                                                                           4,293,080
                        Ohio--0.7%
     1,000,000          Ohio State Air Quality Development
                        Authority, PCR Refunding Bonds (Series
                        2002A), 6.00% (Cleveland Electric
                        Illuminating Co.), 12/1/2013                      BB+ / Baa3/ BBB-              1,042,910
                        Pennsylvania--3.2%
     1,165,000          Allegheny County, PA HDA, Health System
                        Revenue Bonds (Series 2000B), 9.25% (West
                        Penn Allegheny Health System)/(Original
                        Issue Yield: 9.70%), 11/15/2030                      B / B1/ B+                 1,401,320
      200,000           Allegheny County, PA HDA, Revenue Bonds,
                        (Series A), 8.75% (Covenant at South
                        Hills)/(Original Issue Yield: 8.80%),
                        2/1/2031                                                 NR                      131,398
     1,295,000          Cumberland County, PA Municipal
                        Authority, Retirement Community Revenue
                        Bonds (Series 2002A), 7.25% (Wesley
                        Affiliated Services, Inc. Obligated
                        Group)/(Original Issue Yield: 7.50%),
                        1/1/2035                                                 NR                     1,432,865
      500,000           Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        (Series A), 6.00% (UPMC Health
                        System)/(Original Issue Yield: 6.16%),
                        1/15/2031                                            A+ / NR/ A                  552,565
     1,000,000          Pennsylvania State Turnpike Commission,
                        Oil Franchise Tax Revenue Bonds (Series
                        2003A), 5.25% (MBIA Insurance Corp. INS),
                        12/1/2023                                          AAA / Aaa/ AAA               1,113,790
                        Total                                                                           4,631,938
                        South Carolina--5.5%
     1,000,000          Clemson University, SC, University
                        Revenue Bonds, 5.00% (XL Capital
                        Assurance Inc. INS), 5/1/2023                      AAA / Aaa/ AAA               1,069,180
     1,940,000          Myrtle Beach, SC, Hospitality Fee Revenue
                        Bonds (Series2004A), 5.375% (FGIC INS),
                        6/1/2023                                           AAA / Aaa/ NR                2,154,079
     2,500,000          South Carolina Jobs-EDA, Health System
                        Revenue Bonds (Series A), 5.625% (Bon
                        Secours Health System)/(Original Issue
                        Yield: 5.84%), 11/15/2030                           A- / A3/ A-                 2,676,825
     2,000,000          South Carolina State Public Service
                        Authority, Refunding Revenue Bonds
                        (Series 2002D), 5.00% (Santee
                        Cooper)/(FSA INS), 1/1/2020                        AAA / Aaa/ AAA               2,169,040
                        Total                                                                           8,069,124
                        South Dakota--1.3%
     1,750,000          South Dakota State Health & Educational
                        Authority, Revenue Bonds, 5.65%
                        (Westhills Village Retirement
                        Community)/(Original Issue Yield: 5.75%),
                        9/1/2023                                            A- / NR/ NR                 1,866,883
                        Tennessee--3.9%
     2,000,000          Johnson City, TN Health & Education
                        Facilities Board, Hospital Revenue
                        Refunding Bonds (Series A), 7.50%
                        (Mountain States Health Alliance),
                        7/1/2025                                         BBB+ / Baa2/ BBB-              2,404,240
     1,535,000          Knox County, TN Health Education &
                        Housing Facilities Board, Refunding
                        Improvement Revenue Bonds (Series 2003B),
                        5.75% (East Tennessee Children's
                        Hospital)/(Original Issue Yield: 5.90%),
                        7/1/2033                                          BBB+ / Baa1/ NR               1,650,417
     1,500,000          Knox County, TN Health Education &
                        Housing Facilities Board, Revenue Bonds,
                        6.375% (Baptist Health System of East
                        Tennessee)/(Original Issue Yield: 6.50%),
                        4/15/2022                                          NR / Baa3/ NR                1,613,040
                        Total                                                                           5,667,697
                        Texas--9.6%
      600,000           Abilene, TX Health Facilities Development
                        Corp., Retirement Facilities Revenue
                        Bonds (Series 2003A), 7.00% (Sears
                        Methodist Retirement )/(Original Issue
                        Yield: 7.25%), 11/15/2033                                NR                      657,990
      700,000           Decatur, TX Hospital Authority, Hospital
                        Revenue Bonds (Series 2004A), 7.125%
                        (Wise Regional Health System), 9/1/2034                  NR                      776,440
     2,500,000          Houston, TX Combined Utility System,
                        First Lien Revenue Refunding Bonds
                        (Series 2004A), 5.25% (FGIC INS),
                        5/15/2023                                          AAA / Aaa/ AAA               2,736,325
      200,000           Matagorda County, TX Navigation District
                        Number One, Collateralized Refunding
                        Revenue Bonds, 5.60% (Centerpoint Energy
                        Houston Electric), 3/1/2027                       BBB / Baa2/ BBB                211,264
     4,000,000          North Central Texas HFDC, Hospital
                        Revenue Refunding Bonds (Series 2002),
                        5.25% (Children's Medical Center of
                        Dallas)/(AMBAC INS)/(Original Issue
                        Yield: 5.35%), 8/15/2022                           AAA / Aaa/ AAA               4,323,680
     1,350,000          North Central Texas HFDC, Retirement
                        Facility Revenue Bonds (Series 1999),
                        7.50% (Northwest Senior Housing Corp.
                        Edgemere Project)/(Original Issue Yield:
                        7.75%), 11/15/2029                                       NR                     1,462,995
     1,050,000          Sabine River Authority, TX, PCR Refunding
                        Bonds (Series 2003B), 6.15% (TXU Energy),
                        8/1/2022                                          BBB- / Baa2/ BBB              1,160,345
      335,000           Sabine River Authority, TX, Refunding PCR
                        Bonds (Series 2003A), 5.80% (TXU Energy),
                        7/1/2022                                          BBB- / Baa2/ NR                361,907
     1,300,000          Texas State University System, Refunding
                        Revenue Bonds, 5.00% (FSA INS), 3/15/2020          AAA / Aaa/ AAA               1,391,884
     1,000,000          Tyler, TX Health Facilities Development
                        Corp., Hospital Revenue Bonds, 5.75%
                        (Mother Frances Hospital )/(Original
                        Issue Yield: 5.84%), 7/1/2027                     NR / Baa1/ BBB+               1,067,740
                        Total                                                                          14,150,570
                        Virginia--3.5%
     1,000,000          Broad Street Community Development
                        Authority, VA, Revenue Bonds, 7.50%
                        (Original Issue Yield: 7.625%), 6/1/2033                 NR                     1,127,340
     1,280,000          Hampton, VA Convention Center, Revenue
                        Bonds, 5.125% (AMBAC INS), 1/15/2028               AAA / Aaa/ AAA               1,361,766
     1,400,000          Peninsula Port Authority, VA, Residential
                        Care Facility Revenue Bonds (Series
                        2003A), 7.375% (Virginia Baptist Homes
                        Obligated Group)/(Original Issue Yield:
                        7.625%), 12/1/2032                                       NR                     1,567,524
     1,000,000          Virginia Peninsula Port Authority, Coal
                        Terminal Revenue Refunding Bonds (Series
                        2003), 6.00% (Brinks Co. (The)), 4/1/2033          BBB / Baa3/ NR               1,088,910
                        Total                                                                           5,145,540
                        Washington--5.1%
     1,000,000          Everett, WA, LT GO Refunding Bonds, 5.00%
                        (MBIA Insurance Corp. INS), 12/1/2020              NR / Aaa/ AAA                1,077,990
     1,910,000     (3)  King County, WA Public Hospital District
                        No. 1, Refunding LT GO Bonds, 5.00% (FSA
                        INS)/(Original Issue Yield: 5.17%),
                        12/1/2021                                          AAA / Aaa/ AAA               2,050,614
     2,000,000          Washington State, UT GO Bonds (Series
                        2002B), 5.00% (FSA INS)/(Original Issue
                        Yield: 5.05%), 1/1/2021                            AAA / Aaa/ AAA               2,138,520
     2,000,000          Washington State, Various Purpose UT GO
                        Bonds (Series 2002A), 5.00% (FSA
                        INS)/(Original Issue Yield: 5.09%),
                        7/1/2022                                           AAA / Aaa/ AAA               2,138,440
                        Total                                                                           7,405,564
                        Wisconsin--3.8%
     3,000,000          Wisconsin State HEFA, Health Facilities
                        Revenue Bonds (Series A), 5.25% (Ministry
                        Health Care)/(MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.38%),
                        2/15/2032                                          AAA / Aaa/ AAA               3,197,460
      160,000           Wisconsin State HEFA, Revenue Bonds
                        (Series 2004), 5.75% (Blood Center of
                        Southeastern Wisconsin, Inc.)/(Original
                        Issue Yield: 5.82%), 6/1/2034                      BBB+ / NR/ NR                 172,557
      500,000           Wisconsin State HEFA, Revenue Bonds,
                        6.50% (Tomah Memorial Hospital,
                        Inc.)/(Original Issue Yield: 6.75%),
                        7/1/2023                                                 NR                      529,145
      500,000           Wisconsin State HEFA, Revenue Bonds,
                        6.625% (Tomah Memorial Hospital,
                        Inc.)/(Original Issue Yield: 6.875%),
                        7/1/2028                                                 NR                      528,685
     1,000,000          Wisconsin State HEFA, Revenue Bonds,
                        7.25% (Community Memorial
                        Hospital)/(Original Issue Yield: 7.45%),
                        1/15/2033                                                NR                     1,074,280
                        Total                                                                           5,502,127
                        Total MUNICIPAL
                        BONDS
                         (identified cost $135,240,915)                                                146,360,940
                        Short-Term Municipals--0.2%
                        Alaska--0.1%
      200,000           Valdez, AK Marine Terminal, (Series
                        2003B) Daily VRDNs (BP Pipelines (Alaska)
                        Inc.)/(BP PLC GTD)                                A-1+ / VMIG1/ NR               200,000
                        Louisiana--0.1%
      100,000           Louisiana State Offshore Terminal
                        Authority, (Series 2003A) Daily VRDNs
                        (Loop LLC)/(SunTrust Bank LOC)                   A-1+ / NR/ A+/F1+               100,000
                        Total Short-Term
                        Municipals
                        (at amortized cost)                                                              300,000
                        Total MUNICIPAL Investments -
                        100%                       (identified
                        cost $135,540,915)(4)                                                          146,660,940
                        other assets and liabilities - net                                              1,469,915
                        liquidation value of auction preferred
                        shares                                                                        (53,675,000)
                        total net assets applicable
                        to common shareholders                                                     $    94,455,855

       At August 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

  1    Current credit ratings provided by Standard & Poor's, Moody's Investor Service, and Fitch
       Ratings, respectively, are unaudited.

  2    Denotes a restricted security, including securities purchased under Rule 144A of the Securities
       Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the
       Fund's Board of Trustees ("Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $3,893,078 which represents 2.7% of total market value.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2005 is as follows:

                              Security                           Acquisition Date     Acquisition Cost
       Capital Trust Agency, FL, Revenue Bonds (Series 2001),       12/23/2002           $1,027,250
       10.00% (Seminole Tribe of Florida Convention and
       Resort Hotel Facilities), 10/1/2033
       Capital Trust Agency, FL, Revenue Bonds (Series               5/9/2003             $400,000
       2003A), 8.95% (Seminole Tribe of Florida Convention
       and Resort Hotel Facilities), 10/1/2033
       Director of the State of Nevada Department of Business       12/23/2004            $639,925
       and Industry, Revenue Bonds (Series 2004A), 7.00% (Las
       Ventanas Retirement Community)/(Original Issue Yield:
       7.125%), 11/15/2034
       New York City, NY IDA, Liberty Revenue Bonds (Series         3/15/2005             $800,000
       A), 6.50% (7 World Trade Center LLC), 3/1/2035

  3    Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
       At August 31, 2005, the Fund had the following open futures contracts:
                                Contracts                                            Unrealized
           Expiration Date      To Receive                Position                  Depreciation
       ---------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------
            December 2005       80 U.S. Treasury            Short                     $(79,070)
                                Note 10-Year
                                Futures
       ---------------------------------------------------------------------------------------------------
  4    At August 31, 2005,  the cost of  investments  for federal tax purposes was  $135,540,558  The net unrealized  appreciation  of investments for federal tax purposes was  $11,120,382.  This consists of net unrealized  appreciation  from investments for those  securities  having an excess of value over cost of $11,202,604 and net unrealized  depreciation  from  investments for those  securities having an excess of cost over value of $82,222.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Municipal Income Fund

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer


Date        October 21, 2005


By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer


Date        October 21, 2005